Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest expense, gross	$ (51.4)	$ (48.6)	$ (21.4)
Capitalized interest on newbuildings	0.0	2.0	7.8
Interest expense, net of amounts capitalized	$ (51.4)	$ (46.6)	$ (13.6)